Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Equity [Abstract]
Stockholders’ Equity

Note 6—Stockholders’ Equity

Reverse Stock Split

The Board of Directors of the Company approved a reverse stock split of the Company’s authorized, issued and outstanding shares of common stock at a ratio of 1-for-22. The Reverse Stock Split became effective on November 9, 2022. All share and per share amounts for all periods presented in the accompanying condensed consolidated financial statements and notes thereto have been adjusted, on a retrospective basis, to reflect the Reverse Stock Split, unless otherwise stated. The number of authorized shares were also proportionately adjusted and the par value remained unaffected. The Company issued one whole share of the post-Reverse Stock Split Common Stock to any stockholder who otherwise would have received a fractional share as a result of the Reverse Stock Split. As a result, no fractional shares were issued in connection with the Reverse Stock Split and no cash or other consideration was paid in connection with any fractional shares that would otherwise have resulted from the Reverse Stock Split.

Amendment of Articles of Incorporation

On January 3, 2023, the Company filed a Certificate of Amendment (the “Certificate”) to its Articles of Incorporation, as amended, with the Secretary of State of the State of Nevada to increase the number of shares of the Company’s common stock authorized for issuance thereunder from 4,545,455 to 100,000,000 shares (the “Charter Amendment”). The Charter Amendment became effective upon filing the Certificate with the Secretary of State of the State of Nevada.

December 2022 Offering

On November 30, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors (the “Investors”), pursuant to which the Company agreed to sell, issue, and deliver, in a public offering (the “Offering”) (i) 1,166,667 shares of the Company’s common stock, par value $0.0001 per share (each a “Share” and collectively the “Shares”); (ii) Pre-Funded Warrants in lieu of shares of common stock (the “Pre-Funded Warrants”) to purchase shares of common stock and (iii) 1,166,667 Common Warrants (the “Common Warrants” and collectively with the Pre-Funded Warrants, the “Warrants”) to purchase shares of common stock, to the Investors. Under the terms of the Purchase Agreement, the Company agreed to sell one Share or a Pre-Funded Warrant and one Common Warrant for each Share or Pre-Funded Warrant sold at a price of $3.00. For each Pre-Funded Warrant sold in the Offering, the number of Shares offered was decreased on a one-for-one basis.

The Common Warrants are exercisable immediately upon the date of issuance and have an exercise price of $3.00 per share, subject to adjustment. The Common Warrants will expire five (5) years from the date of issuance. The Pre-Funded Warrants are also exercisable immediately upon the date of issuance. The aggregate exercise price of the Pre-Funded Warrants, except for a nominal exercise price of $0.0001 per share of common stock, was pre-funded to the Company and, consequently, no additional consideration (other than the nominal exercise price of $0.0001 per share of common stock) is required for the exercise of the Pre-Funded Warrants.

The Offering closed on December 1, 2022, and the Company received gross proceeds of $3,500,001. As of the close of the Offering, the Company issued 250,000 Shares and Common Warrants to purchase 250,000 shares of common stock for a total consideration of $750,000 and 916,667 Pre-Funded Warrants to purchase 916,667 shares of common stock and 916,667 Common Warrants for a total consideration of $2,749,909. Further, all of 916,667 Pre-Funded Warrants were exercised on December 1, 2022. The terms and conditions of the Warrants are as noted and governed by the agreements entered into with the holders on December 1, 2022. Placement agent fees and other offering expenses of approximately $0.7 million incurred directly related to the offering were reflected as a reduction in additional paid in capital. Total proceeds were allocated between the Shares and Warrants on a relative fair value basis given both securities are equity classified. The fair value of the Common Warrants issued to the Investors in the offering was approximately $1.5 million (based on a Monte Carlo simulation assuming no dividend yield, a 5.0 year life, a risk-free interest rate of 3.61% and volatilities of 92.3% or 100% varying based on the trigger of a fundamental transaction).

Outstanding Warrants

During the six months ended January 31, 2023, shares of common stock issued related to the Pre-Funded Warrant exercises totaled 916,667. The Company realized proceeds of $92 from the Pre-Funded Warrant exercises. There were no warrants exercised during the six months ended January 31, 2022.

At January 31, 2023, the Company had outstanding warrants to purchase 1,242,564 shares of its common stock, with exercise prices ranging from $3.00 to $275.00, all of which were classified as equity instruments. These warrants expire at various dates between April 2023 and December 2027.

China Grand Pharmaceutical and Healthcare Holdings Limited and Sirtex Medical US Holdings, Inc.

On October 10, 2019, the Company and Grand Decade Developments Limited (“GDDL”), a direct, wholly-owned subsidiary of Grand Pharmaceutical Group Limited (formerly China Grand Pharmaceutical and Healthcare Holdings Limited), a company formed under the laws of the British Virgin Islands (“CGP”), and its affiliate, Sirtex Medical US Holdings, Inc., a Delaware corporation (“Sirtex”) entered into Stock Purchase Agreements (as amended, the “Purchase Agreements”), pursuant to which the Company agreed to sell and issue to CGP and Sirtex 454,545 shares and 90,909 shares, respectively, of the Company’s common stock for a total purchase price of $30.0 million. The net proceeds, after deducting offering fees and expenses paid by the Company, were approximately $28.0 million. This transaction closed on February 7, 2020 (the “Closing”). Pursuant to the Purchase Agreements, CGP and Sirtex were given the right under certain circumstances to purchase in the future additional shares of common stock in order to maintain CGP and Sirtex’s respective ownership percentages of the outstanding shares of common stock of the Company as of the Closing.

Note 6 – Stockholders’ Equity

January 2021 Offering

On January 25, 2021, the Company completed the offer and sale of an aggregate of 350,513 shares of its common stock at a purchase price of $119.90 per share in a public offering. The gross proceeds from the offering were approximately $42.0 million, and the net proceeds, after deducting the placement agent’s fee and other offering fees and expenses paid by the Company, were approximately $39.1 million. In connection with the offering, the Company paid the underwriters an aggregate cash fee equal to 6.0% of the gross proceeds of the offering, as well as legal and other expenses equal to approximately $0.4 million.

August 2020 Offering

On August 19, 2020, the Company completed the offer and sale of an aggregate of 209,481 shares of its common stock at a purchase price of $71.50 per share in a registered direct public offering. The gross proceeds from the offering were approximately $15.0 million, and the net proceeds, after deducting the placement agent’s fee and other offering fees and expenses paid by the Company, were approximately $13.5 million. In connection with the offering, the Company paid the placement agent and other financial advisors an aggregate cash fee equal to 8.0% of the gross proceeds of the offering, as well as legal and other expenses equal to approximately $0.3 million.

Common Stock Option Exercise

During the year ended July 31, 2022, shares of common stock issued related to option exercises totaled 5,909. The Company realized proceeds of approximately $0.2 million from the stock option exercises. During the year ended July 31, 2021, shares of common stock issued related to option exercises totaled 17,153. The Company realized proceeds of $0.6 million from the stock option exercises.

Outstanding Warrants

There were no warrants exercised during the year ended July 31, 2022. During the year ended July 31, 2021, shares of common stock issued related to warrant exercises totaled 63,148. The Company realized proceeds of approximately $4.8 million from the warrant exercises.

On July 31, 2022, the Company had outstanding warrants to purchase 77,554 shares of its common stock, with exercise prices ranging from $75.90 to $369.60, all of which were classified as equity instruments. These warrants expire at various dates between October 2022 and May 2024.

China Grand Pharmaceutical and Healthcare Holdings Limited and Sirtex Medical US Holdings, Inc.

On October 10, 2019, the Company and Grand Pharmaceutical Group Limited (formerly China Grand Pharmaceutical and Healthcare Holdings Limited), a company formed under the laws of the British Virgin Islands (“CGP”), and its affiliate, Sirtex Medical US Holdings, Inc., a Delaware corporation (“Sirtex”) entered into Stock Purchase Agreements (as amended, the “Purchase Agreements”), pursuant to which the Company agreed to sell and issue to CGP and Sirtex 454,545 shares and 90,909 shares, respectively, of the Company’s common stock for a total purchase price of $30.0 million. The net proceeds, after deducting offering fees and expenses paid by the Company, were approximately $28.0 million. This transaction closed on February 7, 2020 (the “Closing”). Pursuant to the Purchase Agreements, CGP and Sirtex were given the right under certain circumstances to purchase in the future additional shares of common stock in order to maintain CGP and Sirtex’s respective ownership percentages of the outstanding shares of common stock of the Company as of the Closing.

During the year ended July 31, 2021, shares of common stock issued to third party investors related to warrant exercises totaled 63,148. On April 16, 2021, in accordance with their respective Purchase Agreement, CGP and Sirtex exercised their rights to purchase additional shares of common stock at a purchase price equal to the same exercise price paid by each warrant holder. The Company issued 64,084 shares of common stock to CGP at an exercise price of $75.90 per share, resulting in gross proceeds of approximately $4.8 million. The Company issued 12,817 shares of common stock to Sirtex at an exercise price of $75.90 per share, resulting in gross proceeds of approximately $1.0 million.